Note 24 - Share-based Payments - Weighted Average Exercise Price of Options (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Options outstanding at January 1 st, weighted average exercise price	R$ 13.87	R$ 12.36	R$ 10.07
Options issued during the period, weighted average exercise price	19.82	17.18	18.42
Options forfeited during the period, weighted average exercise price	17.88	12.83	20.35
Options exercised during the period, weighted average exercise price	5.81	2.52	5.05
Options outstanding at ended period, weighted average exercise price	15.27	13.87	12.36
Options exercisable at ended period, weighted average exercise price	R$ 3.78	R$ 3.66	R$ 3.29